STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 6 – STOCKHOLDERS’ DEFICIT

Authorized

As of September 30, 2021, the Company had 3,250,000,000 common shares and 10,000,000 preferred shares authorized with a par value of $0.001 per share.

Series A Preferred Stock

On December 18, 2012, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (“Series A Stock”) to designate one share of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock provides that for so long as Series A Stock is issued and outstanding, the holders of Series A Stock shall vote together as a single class with the holders of the Company’s Common Stock, with the holders of Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Series D Preferred Stock

On September 14, 2021, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series D Convertible Preferred Stock (“Series D Stock”) to designate 1,000,000 shares of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of Series D Convertible Preferred Stock provides that for so long as Series D Stock is issued and outstanding, the holders of Series D Stock shall have no voting power until such time as the Series D Stock is converted into shares of common stock. One share of Series D Stock is convertible into 10,000 shares of common stock and may be converted at any time at the election of the holder. Holders of the Series D Stock are not entitled to any liquidation preference over the holders of common stock, and are entitled to any dividends or distributions declared by the Company on a pro rata basis.

On September 15, 2021, the Company issued 214,006 shares of Series D Stock to Marc Fogassa for the conversion of $566,743 in convertible note principal and $75,276 of interest expense.

Nine Months Ended September 30, 2021 Transactions

During the nine months ended September 30, 2021, the Company issued 136,219,930 shares of common stock for gross proceeds of $816,650 pursuant to subscription agreements with accredited investors. Additionally, the Company issued 504,676,193 shares of common stock upon conversion of $1,234,906 in convertible notes payable and accrued interest. Further, the Company issued 396,917,702 shares of common stock for net proceeds of $75,000 upon the exercise of 423,816,100 stock options and warrants. Lastly, the Company issued 14,954,949 shares of common stock valued at $183,393 to contractors for services provided.

Nine Months Ended September 30, 2020 Transactions

During the nine months ended September 30, 2020, the Company issued 232,500,000 shares of common stock to accredited investors pursuant to subscription agreements for net proceeds of $320,000. Additionally, the Company issued 5,666,594 shares of common stock to non-employees for services rendered. Further, the Company issued 235,019,509 shares of common stock upon conversion of $108,077 in convertible notes payable and accrued interest.

Lastly, the Company exchanged 200,000,000 shares of common stock returned by an accredited investor for 150,000 shares of Jupiter Gold’s common stock held as an investment by the Company. The Company used the quoted fair value of each entity’s common stock on the dates of exchange to determine the exchange ratio.

Stock Options

The following table reflects all outstanding and exercisable common stock options at September 30, 2021. All common stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	119,917,140	$0.0025	3.6
Issued	–	–	–
Exercised	(117,046,100)	–	–
Forfeited	(691,340)	–	–
Outstanding and vested, September 30, 2021	2,179,700	$0.0300	0.6	$–

The following table reflects all outstanding and exercisable preferred stock options at September 30, 2021. All preferred stock options immediately vest and are exercisable for a period of ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	–	$–	–
Issued	27,000	0.10	9.6
Exercised	(–)	–	–
Forfeited	(–)	–	–
Outstanding and vested, September 30, 2021	27,000	$0.10	9.6	$2,508,300

During the nine months ended September 30, 2021, the Company granted options to purchase an aggregate of 270,000,000 shares of common stock to officers and non-management directors. The options were valued at $862,216 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on the date of the grant which ranged from $0.0004 to $0.008, expected dividend yield of 0.0%, historical volatility calculated between 44.8% and 124.4%, risk-free interest rate ranging between 0.9% and 1.75%, and an expected term of 10 years.

On September 15, 2021, the Company amended any stock options granted after December 31, 2020 by changing the underlying security issuable under those options from the Company’s common stock to its Series D Stock. The Series D Stock has a par value of $0.001, and each share can convert into 10,000 shares of the Company’s common stock. As such, the Company exchanged options to purchase an aggregate of 270,000,000 shares of common stock for options to purchase an aggregate of 27,000 shares of Series D Stock. The Company did not record any change in value, as computed above using the Black-Scholes option pricing model, as the election resulted in an equal exchange of underlying shares of common stock.

See Note 8 – Related Party Transactions for more information related to stock options issued and outstanding for the Company’s subsidiaries Jupiter Gold and Apollo Resources.

Common Stock Purchase Warrants

Common stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at September 30, 2021. All warrants are exercisable for a period of nine months to four years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Outstanding, January 1, 2021	306,770,000	$0.0016	0.83
Warrants issued	123,678,264	$0.0134
Warrants exercised	(306,770,000)	$0.0016
Warrants forfeited	(– )	$–
Outstanding and exercisable, September 30, 2021	123,678,265	$0.0134	2.65

As of September 30, 2021, the 123,678,265 warrants outstanding has an aggregated intrinsic value of $0.

NOTE 6 – STOCKHOLDERS’ DEFICIT

Authorized and Amendments

As of December 31, 2020, the Company had 2,000,000,000 common shares authorized with a par value of $0.001 per share. On January 11, 2021, the Company amended its charter filed with the Secretary of State of Nevada to increase the number of authorized common shares to 2,500,000,000 with a par value of $0.001 per share.

Series A Preferred Stock

On December 18, 2012, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (“Series A Stock”) to designate one share of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock provides that for so long as Series A Stock is issued and outstanding, the holders of Series A Stock shall vote together as a single class with the holders of the Company’s Common Stock, with the holders of Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

BRAZIL MINERALS, INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Year Ended December 31, 2020 Transactions

During the year ended December 31, 2020, the Company received $320,000 in gross proceeds from the sale of 415,000,000 shares of its common stock to accredited investors. Additionally, the Company issued 5,000,000 shares of common stock to an accredited investor pursuant to a subscription agreement dated April 18, 2018 for which the funds were received in a prior period.

During the year ended December 31, 2020, the Company issued 32,565,515 shares of common stock valued at $43,658 to non-employees for services rendered. Additionally, the Company issued 397,145,607 shares of common stock upon conversion of $164,820 in convertible notes payable and accrued interest.

During the year ended December 31, 2020, the Company exchanged 200,000,000 shares of common stock returned by an accredited investor for 150,000 shares of Jupiter Gold’s common stock held as an investment by the Company. The Company used the quoted fair value of each entity’s common stock on the dates of exchange to determine the exchange ratio.

See Note 8 – Related Party Transactions for additional disclosures of common stock issuances.

Year Ended December 31, 2019 Transactions

During the year ended December 31, 2019, the Company received $652,500 in gross proceeds from the sale of units consisting of common stock of its subsidiary, Jupiter Gold, and warrants to purchase the Company’s common stock to accredited investors. In aggregate, the securities the Company sold were 846,828 shares of Jupiter Gold and two-year warrants to purchase a total of 241,000,000 shares of Brazil Minerals at prices ranging from $0.0012 to $0.004 per share.

During the year ended December 31, 2019, the Company received $5,000 in gross proceeds from the sale of 10,000 shares of Jupiter Gold common stock to an accredited investor.

During the year ended December 31, 2019, the Company received $123,500 in gross proceeds from the sale of 235,584,906 shares of our common stock to accredited investors.

During the year ended December 31, 2019, the Company issued 501,802,789 shares of common stock upon conversion of $228,598 in convertible notes payable and accrued interest.

During the year ended December 31, 2019, the Company issued 1,787,041 shares of common stock valued at $4,327 in exchange for consulting, professional and other services. Additionally, the Company issued 5,492 shares of Jupiter Gold common stock valued at $5,000 in exchange for consulting, professional and other services.

Common Stock Options

During the year ended December 31, 2020, the Company granted options to purchase an aggregate of 43,915,500 shares of common stock to non-management directors. The options were valued at $50,000 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on the date of the grant which ranged between $0.0009 and $0.0014, expected dividend yield of 0.0%, historical volatility calculated between 135.35% and 221.07%, risk-free interest rate between 0.28% and 0.38%, and an expected term of 5 years.

During the year ended December 31, 2019, the Company granted options to purchase an aggregate of 37,285,500 shares of common stock to non-management directors. The options were valued at $50,000 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on the date of the grant which ($0.0009 to $0.0037), expected dividend yield of 0%, historical volatility calculated between a range of 199.2% to 223.2%, risk-free interest rate between a range of 1.55% to 2.31%, and an expected term of 5 years.

As of December 31, 2020, the Company had 119,917,140 common stock options outstanding with a weighted average life of 3.6 years at an average exercise price of $0.0025.

See Note 8 – Related Party Transactions for additional common stock option disclosures.

BRAZIL MINERALS, INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS